Document and Entity Information	Apr. 17, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 17, 2019
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 17, 2019
Document Effective Date	Apr. 17, 2019
Prospectus Date	Feb. 28, 2019
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW